Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
Royalty revenue (Note 14)	$ 32,689	$ 21,797
Sales (Note 14)	18,992	11,915
Total revenue	51,681	33,712
Cost of sales, excluding depletion	(5,020)	(3,927)
Depletion (Note 5)	(17,999)	(13,181)
Total cost of sales	(23,019)	(17,108)
Gross profit	28,662	16,604
Administration expenses (Note 9)	(4,784)	(4,407)
Project evaluation expenses (Note 9)	(3,502)	(2,300)
Royalty interest impairment (Note 5b)	0	(14,241)
Income (loss) from operations	20,376	(4,344)
Other income and expenses
Gain on amendment of royalty interest (Note 4a)	9,291
Foreign exchange gain (loss)	664	(227)
Other income (expense)	1,904	(100)
Finance expense	(2,456)	(1,813)
Income (loss) before income taxes	29,779	(6,484)
Income tax expense (Note 13)	(6,060)	(1,183)
Net income (loss)	$ 23,719	$ (7,667)
Earnings per share (Note 10)
Basic earnings (loss) per share | (per share)	$ 0.19	$ (0.07)
Diluted earnings (loss) per share | (per share)	$ 0.17	$ (0.07)
Weighted average number of common shares outstanding:
Basic | shares	126,730,500	108,363,047
Diluted | shares	135,975,539	108,363,047
Other Comprehensive Income (Loss)
Net income (loss)	$ 23,719	$ (7,667)
Item that will not be subsequently reclassified to net income:
Changes in fair value on investments (Note 6)	3,466	(815)
Income tax expense on investments (Note 13)	(402)
Comprehensive income (loss)	$ 26,783	$ (8,482)